UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

American Customer Satisfaction Core Alpha ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.9%
	Consumer Discretionary- 22.1%
748	Abercrombie & Fitch Company - Class A	$8,976
206	Advance Auto Parts, Inc.	34,839
70	Amazon.com, Inc. (a)	52,491
45	AutoZone, Inc. (a)	35,541
4,787	Barnes & Noble, Inc.	53,375
936	Bed Bath & Beyond, Inc.	38,039
890	Best Buy Company, Inc.	37,976
785	Big Lots, Inc.	39,415
2,631	Bloomin’ Brands, Inc.	47,437
702	Brinker International, Inc.	34,770
555	Burlington Stores, Inc. (a)	47,036
14	Charter Communications, Inc. - Class A (a)	4,031
150	Chipotle Mexican Grill, Inc. (a)	56,598
729	Choice Hotels International, Inc.	40,860
28	Comcast Corporation - Class A	1,933
371	Cracker Barrel Old Country Store, Inc.	61,949
787	Darden Restaurants, Inc.	57,231
3,440	Denny’s Corporation (a)	44,135
824	Dillard’s, Inc. - Class A	51,657
283	DISH Network Corporation - Class A (a)	16,394
500	Dollar General Corporation	37,035
530	Dollar Tree, Inc. (a)	40,905
219	Domino’s Pizza, Inc.	34,873
944	Dunkin’ Brands Group, Inc.	49,503
331	Expedia, Inc.	37,496
4,564	Ford Motor Company	55,361
2,041	GameStop Corporation - Class A	51,556
1,416	Gap, Inc.	31,775
1,761	General Motors Company	61,353
2,186	Hanesbrands, Inc.	47,152
2,319	Hilton Worldwide Holdings, Inc.	63,077
323	Home Depot, Inc.	43,308
984	Hyatt Hotels Corporation - Class A (a)	54,376
4,164	J.C. Penney Company, Inc. (a)	34,603
311	Jack in the Box, Inc.	34,720
974	Kohl’s Corporation	48,096
776	L Brands, Inc.	51,092
3,633	La Quinta Holdings, Inc. (a)	51,625
511	Lowe’s Companies, Inc.	36,342
869	Macy’s, Inc.	31,119
725	Marriott International, Inc. - Class A	59,943
142	McDonald’s Corporation	17,284
315	Netflix, Inc. (a)	38,997
3,559	New York Times Company - Class A	47,335
990	NIKE, Inc. - Class B	50,322
1,064	Nordstrom, Inc.	50,997
2,080	Overstock.com, Inc. (a)	36,400
260	Panera Bread Company - Class A (a)	53,323
570	Papa John’s International, Inc.	48,781
35	Priceline Group, Inc. (a)	51,312
899	Red Robin Gourmet Burgers, Inc. (a)	50,704
11,281	Ruby Tuesday, Inc. (a)	36,438
2,971	Sears Holdings Corporation (a)	27,601
4,987	Staples, Inc.	45,132
648	Starbucks Corporation	35,977
559	Target Corporation	40,377
1,482	Texas Roadhouse, Inc.	71,492
612	TJX Companies, Inc.	45,980
930	V.F. Corporation	49,616

2,941	Wendy’s Company	39,762
338	Whirlpool Corporation	61,438
365	Wyndham Worldwide Corporation	27,875
92	Yum China Holdings, Inc. (a)	2,403
620	Yum! Brands, Inc.	39,265
		2,688,804
	Consumer Staples- 13.4%
1,484	Campbell Soup Company	89,738
908	Clorox Company	108,978
2,027	Coca-Cola Company	84,039
1,400	Colgate-Palmolive Company	91,616
1,669	Conagra Brands, Inc.	66,009
586	Costco Wholesale Corporation	93,824
232	CVS Health Corporation	18,307
1,348	Dr Pepper Snapple Group, Inc.	122,223
1,722	General Mills, Inc.	106,368
1,051	Hershey Company	108,705
1,148	Kellogg Company	84,619
1,149	Kraft Heinz Company	100,331
2,221	Kroger Company	76,647
184	Lamb Weston Holdings, Inc.	6,977
813	Molson Coors Brewing Company - Class B	79,113
956	Pepsico, Inc.	100,026
1,143	Procter & Gamble Company	96,103
988	Rite Aid Corporation (a)	8,141
4,614	SUPERVALU, Inc. (a)	21,547
1,348	Tyson Foods, Inc. - Class A	83,145
484	Walgreens Boots Alliance, Inc.	40,056
126	Wal-Mart Stores, Inc.	8,709
1,135	Whole Foods Market, Inc.	34,913
		1,630,134
	Financials- 17.3%
1,363	Allstate Corporation	101,026
3,014	Bank of America Corporation	66,609
3,600	BB&T Corporation	169,272
1,348	Capital One Financial Corporation	117,600
3,738	Charles Schwab Corporation	147,539
2,741	Citigroup, Inc.	162,898
3,788	Citizens Financial Group, Inc.	134,966
3,600	E*TRADE Financial Corporation (a)	124,740
5,502	Fifth Third Bancorp	148,389
243	JP Morgan Chase & Company	20,968
7,161	KeyCorp	130,831
670	Lincoln National Corporation	44,401
712	MetLife, Inc.	38,370
703	PNC Financial Services Group, Inc.	82,223
305	Primerica, Inc.	21,091
1,594	Progressive Corporation	56,587
588	Prudential Financial, Inc.	61,187
6,330	Regions Financial Corporation	90,899
2,220	SunTrust Banks, Inc.	121,767
2,222	TD Ameritrade Holding Corporation	96,879
465	Travelers Companies, Inc.	56,925
1,134	U.S. Bancorp	58,254
738	Wells Fargo & Company	40,671
		2,094,092
	Health Care - 6.0%
1,210	Aetna, Inc.	150,052
1,076	Anthem, Inc.	154,697
117	Cigna Corporation	15,607
511	Humana, Inc.	104,259
2,056	Johnson & Johnson	236,872
412	UnitedHealth Group, Inc.	65,936
		727,423

	Industrials- 8.4%
1,327	Alaska Air Group, Inc.	117,745
165	Allegiant Travel Company	27,456
1,632	American Airlines Group, Inc.	76,198
1,390	Delta Air Lines, Inc.	68,374
711	FedEx Corporation	132,388
4,334	General Electric Company	136,954
6,460	JetBlue Airways Corporation (a)	144,833
2,740	Southwest Airlines Company	136,561
116	Spirit Airlines, Inc. (a)	6,712
728	United Continental Holdings, Inc. (a)	53,057
1,035	United Parcel Service, Inc.- Class B	118,652
		1,018,930
	Information Technology- 11.0%
296	Alphabet, Inc. - Class C (a)	228,459
2,630	Apple, Inc.	304,607
6,286	eBay, Inc. (a)	186,631
497	Facebook, Inc. - Class A (a)	57,180
14,194	HP, Inc.	210,639
2,900	Microsoft Corporation	180,206
870	Twitter, Inc. (a)	14,181
3,943	Yahoo!, Inc. (a)	152,476
		1,334,379
	Telecommunication Services- 6.4%
2,274	AT&T, Inc.	96,713
1,055	CenturyLink, Inc.	25,088
3,062	Frontier Communications Corporation	10,350
15,796	Sprint Corporation (a)	133,002
2,961	T-Mobile U.S., Inc. (a)	170,287
2,414	Verizon Communications, Inc.	128,859
29,337	Vonage Holdings Corporation (a)	200,958
2,064	Windstream Holdings, Inc.	15,129
		780,386
	Utilities- 12.3%
1,337	Ameren Corporation	70,139
785	American Electric Power Company, Inc.	49,424
1,499	Atmos Energy Corporation	111,151
4,330	CenterPoint Energy, Inc.	106,691
1,405	CMS Energy Corporation	58,476
780	Consolidated Edison, Inc.	57,470
1,118	Dominion Resources, Inc.	85,628
705	DTE Energy Company	69,450
632	Duke Energy Corporation	49,056
1,163	Edison International	83,724
692	Entergy Corporation	50,841
149	Eversource Energy	8,229
1,506	Exelon Corporation	53,448
1,224	FirstEnergy Corporation	37,907
794	NextEra Energy, Inc.	94,851
3,339	NiSource, Inc.	73,926
1,092	PG&E Corporation	66,361
2,669	PPL Corporation	90,880
799	Public Service Enterprise Group, Inc.	35,060
869	Sempra Energy	87,456
1,959	Southern Company	96,363
1,424	Xcel Energy, Inc.	57,957
		1,494,488
	TOTAL COMMON STOCKS (Cost $11,343,090)	11,768,636

	EXCHANGE TRADED FUNDS - 2.3%
	Energy- 1.2%
1,896	Energy Select Sector SPDR ETF	142,807
	Materials- 1.1%
2,786	Materials Select Sector SPDR ETF	138,464
		281,271
	TOTAL EXCHANGE TRADED FUNDS (Cost $271,838)	281,271

	SHORT-TERM INVESTMENTS- 0.9%
108,743	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.39% *	108,743
	TOTAL SHORT-TERM INVESTMENTS (Cost $108,743)	108,743
	TOTAL INVESTMENTS - 100.1% (Cost $11,723,671)	12,158,650
	Liabilities in Excess of Other Assets - (0.1)%	(16,110)
	NET ASSETS - 100.0%	$12,142,540

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	The rate shown is the annualized seven-day yield as of December 31, 2016.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,768,636	$-	$-	$11,768,636
Exchange Traded Funds	281,271	-	-	281,271
Short-term Investments	108,743	-	-	108,743
Total Investments in Securities	$12,158,650	$-	$-	$12,158,650

^ See Schedule of Investments for breakout of investments by sector classifications

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2016, the Fund did not recognize any transfers to or from Levels 1,2 or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President(principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)      /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         2/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         2/27/17

By (Signature and Title)*       /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         2/27/17

* Print the name and title of each signing officer under his or her signature.